IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Sep. 30, 2018	Oct. 31, 2017	Sep. 30, 2017	Oct. 31, 2016	Oct. 31, 2015
ASSETS
Cash and due from banks	$ 4,735		$ 3,971		$ 3,907	$ 3,154
Interest-bearing deposits with banks	30,720		51,185
Trading loans, securities, and other	127,897		103,918
Non-trading financial assets at fair value through profit or loss	4,015
Derivatives	56,996		56,195
Financial assets designated at fair value through profit or loss	3,618		4,032
Financial assets at fair value through other comprehensive income	130,600
Available-for-sale securities			146,411
Debt securities at amortized cost, net of allowance for credit losses	107,171
Held-to-maturity securities			71,363
Securities purchased under reverse repurchase agreements	127,379		134,429
Loans
Residential mortgages	225,191		222,079
Consumer instalment and other personal	172,079		157,101
Credit card	35,018		33,007
Business and government	217,654		200,978
Debt securities classified as loans			3,209
Total loans	649,942		616,374
Allowance for loan losses	(3,549)		(3,783)
Loans, net of allowance for loan losses	646,393		612,591
Customers' liability under acceptances	17,267		17,297
Goodwill	16,536		16,156		16,662
Other intangibles	2,459		2,618
Land, buildings, equipment, and other depreciable assets	5,324		5,313
Deferred tax assets	2,812		2,497
Amounts receivable from brokers, dealers, and clients	26,940		29,971
Other assets	15,596		13,264
Total assets	1,334,903		1,278,995		1,176,967
LIABILITIES
Trading deposits	114,704		79,940
Derivatives	48,270		51,214
Securitization liabilities at fair value	12,618		12,757
Deposits
Personal	477,644		468,155
Banks	16,712		25,887
Business and government	357,083		338,782
Total deposits, other than trading	851,439		832,824
Acceptances	17,269		17,297
Obligations related to securities sold short	39,478		35,482
Obligations related to securities sold under repurchase agreements	93,389		88,591
Securitization liabilities at amortized cost	14,683		16,076
Amounts payable to brokers, dealers, and clients	28,385		32,851
Insurance-related liabilities	6,698		6,775
Other liabilities	19,190		20,470
Subordinated notes and debentures	8,740		9,528
Equity	80,040		75,190		$ 74,214
Total liabilities and equity	1,334,903		1,278,995
Off-balance sheet commitments
Total off-balance sheet commitments	219,715		192,392
TD Ameritrade [member]
Loans
Investment in TD Ameritrade	8,445		7,784
Other assets		$ 17,811		$ 25,985
Total assets		49,393		49,833
Deposits
Other liabilities		4,809		4,862
Equity		10,535		9,350
Total liabilities and equity		$ 49,393		$ 49,833
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	208,042		181,200
Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	7,267		7,440
Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,643		858
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,763		2,894
Not later than one month [member]
ASSETS
Cash and due from banks	4,733		3,971
Interest-bearing deposits with banks	28,332		49,825
Trading loans, securities, and other	1,971		721
Derivatives	7,343		6,358
Financial assets designated at fair value through profit or loss	30		232
Financial assets at fair value through other comprehensive income	1,111
Available-for-sale securities			652
Debt securities at amortized cost, net of allowance for credit losses	881
Held-to-maturity securities			83
Securities purchased under reverse repurchase agreements	77,612		84,880
Loans
Residential mortgages	908		905
Consumer instalment and other personal	753		701
Business and government	23,052		20,255
Total loans	24,713		21,861
Loans, net of allowance for loan losses	24,713		21,861
Customers' liability under acceptances	14,984		14,822
Amounts receivable from brokers, dealers, and clients	26,940		29,971
Other assets	3,432		2,393
Total assets	192,082		215,769
LIABILITIES
Trading deposits	16,145		10,349
Derivatives	6,195		5,307
Securitization liabilities at fair value			4
Deposits
Personal	4,330		4,538
Banks	6,499		12,375
Business and government	18,840		23,899
Total deposits, other than trading	29,669		40,812
Acceptances	14,986		14,822
Obligations related to securities sold short	2,621		1,348
Obligations related to securities sold under repurchase agreements	73,759		72,361
Securitization liabilities at amortized cost	22		48
Amounts payable to brokers, dealers, and clients	28,385		32,851
Insurance-related liabilities	213		123
Other liabilities	2,926		3,551
Total liabilities and equity	174,921		181,576
Off-balance sheet commitments
Total off-balance sheet commitments	18,459		20,007
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18,339		19,208
Not later than one month [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	79		79
Not later than one month [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	41		24
Not later than one month [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			696
Later than one month and not later than three months [member]
ASSETS
Cash and due from banks	2
Interest-bearing deposits with banks	924		742
Trading loans, securities, and other	5,244		3,433
Non-trading financial assets at fair value through profit or loss	12
Derivatives	9,263		7,744
Financial assets designated at fair value through profit or loss	95		269
Financial assets at fair value through other comprehensive income	4,214
Available-for-sale securities			4,020
Debt securities at amortized cost, net of allowance for credit losses	2,577
Held-to-maturity securities			824
Securities purchased under reverse repurchase agreements	30,047		33,930
Loans
Residential mortgages	3,234		2,677
Consumer instalment and other personal	1,332		1,342
Business and government	4,320		7,351
Debt securities classified as loans			15
Total loans	8,886		11,385
Loans, net of allowance for loan losses	8,886		11,385
Customers' liability under acceptances	2,145		2,372
Other assets	854		600
Total assets	64,263		65,319
LIABILITIES
Trading deposits	37,337		20,834
Derivatives	8,684		7,230
Securitization liabilities at fair value	981		1,118
Deposits
Personal	7,094		6,472
Banks	1,941		4,766
Business and government	19,337		18,868
Total deposits, other than trading	28,372		30,106
Acceptances	2,145		2,372
Obligations related to securities sold short	3,679		3,003
Obligations related to securities sold under repurchase agreements	15,508		11,057
Securitization liabilities at amortized cost	1,240		668
Insurance-related liabilities	294		182
Other liabilities	2,636		2,352
Total liabilities and equity	100,876		78,922
Off-balance sheet commitments
Total off-balance sheet commitments	18,112		16,715
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	16,728		15,961
Later than one month and not later than three months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	159		158
Later than one month and not later than three months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	146		102
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,079		494
Over 3 months to 6 months [member]
ASSETS
Interest-bearing deposits with banks	154		13
Trading loans, securities, and other	2,111		3,178
Non-trading financial assets at fair value through profit or loss	99
Derivatives	5,275		5,016
Financial assets designated at fair value through profit or loss	535		402
Financial assets at fair value through other comprehensive income	4,150
Available-for-sale securities			1,794
Debt securities at amortized cost, net of allowance for credit losses	3,010
Held-to-maturity securities			2,709
Securities purchased under reverse repurchase agreements	14,426		11,433
Loans
Residential mortgages	6,614		8,869
Consumer instalment and other personal	2,628		3,329
Business and government	5,539		7,079
Total loans	14,781		19,277
Loans, net of allowance for loan losses	14,781		19,277
Customers' liability under acceptances	132		96
Other assets	1,926		1,052
Total assets	46,599		44,970
LIABILITIES
Trading deposits	31,081		25,071
Derivatives	4,230		4,587
Securitization liabilities at fair value	194		139
Deposits
Personal	7,541		6,424
Banks	255		1,354
Business and government	7,033		15,492
Total deposits, other than trading	14,829		23,270
Acceptances	132		96
Obligations related to securities sold short	1,500		770
Obligations related to securities sold under repurchase agreements	3,516		4,826
Securitization liabilities at amortized cost	625		1,062
Insurance-related liabilities	353		294
Other liabilities	538		1,826
Total liabilities and equity	56,998		61,941
Off-balance sheet commitments
Total off-balance sheet commitments	18,506		14,945
Over 3 months to 6 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	17,217		14,402
Over 3 months to 6 months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	240		236
Over 3 months to 6 months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	109		79
Over 3 months to 6 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	940		228
Later than six months and not later than nine months [member]
ASSETS
Interest-bearing deposits with banks	21		6
Trading loans, securities, and other	3,653		4,090
Non-trading financial assets at fair value through profit or loss	460
Derivatives	3,276		2,379
Financial assets designated at fair value through profit or loss	243		353
Financial assets at fair value through other comprehensive income	5,354
Available-for-sale securities			3,867
Debt securities at amortized cost, net of allowance for credit losses	3,594
Held-to-maturity securities			2,583
Securities purchased under reverse repurchase agreements	3,807		3,068
Loans
Residential mortgages	11,166		16,042
Consumer instalment and other personal	3,724		3,760
Business and government	7,131		7,155
Debt securities classified as loans			2
Total loans	22,021		26,959
Loans, net of allowance for loan losses	22,021		26,959
Customers' liability under acceptances	6		5
Other assets	120		104
Total assets	42,555		43,414
LIABILITIES
Trading deposits	12,954		7,192
Derivatives	3,103		2,200
Securitization liabilities at fair value	661		709
Deposits
Personal	6,245		6,619
Banks	24		16
Business and government	9,984		4,488
Total deposits, other than trading	16,253		11,123
Acceptances	6		5
Obligations related to securities sold short	387		624
Obligations related to securities sold under repurchase agreements	428		219
Securitization liabilities at amortized cost	503		708
Insurance-related liabilities	309		338
Other liabilities	1,326		255
Total liabilities and equity	35,930		23,373
Off-balance sheet commitments
Total off-balance sheet commitments	13,770		11,173
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	13,098		10,536
Later than six months and not later than nine months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	237		234
Later than six months and not later than nine months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	106		59
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	329		344
Later than nine months and not later than one year [member]
ASSETS
Interest-bearing deposits with banks	16		7
Trading loans, securities, and other	3,998		4,007
Non-trading financial assets at fair value through profit or loss	906
Derivatives	2,321		2,657
Financial assets designated at fair value through profit or loss	90		233
Financial assets at fair value through other comprehensive income	3,962
Available-for-sale securities			3,121
Debt securities at amortized cost, net of allowance for credit losses	4,059
Held-to-maturity securities			1,874
Securities purchased under reverse repurchase agreements	1,458		1,086
Loans
Residential mortgages	11,061		13,264
Consumer instalment and other personal	4,131		3,315
Business and government	9,269		9,621
Debt securities classified as loans			16
Total loans	24,461		26,216
Loans, net of allowance for loan losses	24,461		26,216
Customers' liability under acceptances			2
Other assets	142		99
Total assets	41,413		39,302
LIABILITIES
Trading deposits	11,739		12,820
Derivatives	2,263		1,981
Securitization liabilities at fair value	272
Deposits
Personal	7,718		6,740
Banks	54		91
Business and government	11,299		6,392
Total deposits, other than trading	19,071		13,223
Acceptances			2
Obligations related to securities sold short	904		765
Obligations related to securities sold under repurchase agreements	108		20
Securitization liabilities at amortized cost	575		1,264
Insurance-related liabilities	310		417
Other liabilities	1,394		1,290
Total liabilities and equity	36,636		31,782
Off-balance sheet commitments
Total off-balance sheet commitments	9,491		8,626
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	9,152		7,934
Later than nine months and not later than one year [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	233		232
Later than nine months and not later than one year [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	106		52
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			408
Over 1 year to 2 years [member]
ASSETS
Trading loans, securities, and other	9,683		9,092
Non-trading financial assets at fair value through profit or loss	227
Derivatives	7,130		6,790
Financial assets designated at fair value through profit or loss	297		370
Financial assets at fair value through other comprehensive income	19,777
Available-for-sale securities			15,622
Debt securities at amortized cost, net of allowance for credit losses	8,103
Held-to-maturity securities			12,805
Securities purchased under reverse repurchase agreements	29		24
Loans
Residential mortgages	43,063		36,284
Consumer instalment and other personal	14,313		12,902
Business and government	19,637		14,623
Debt securities classified as loans			31
Total loans	77,013		63,840
Loans, net of allowance for loan losses	77,013		63,840
Other assets	136		138
Total assets	122,395		108,681
LIABILITIES
Trading deposits	1,183		1,494
Derivatives	5,510		6,868
Securitization liabilities at fair value	1,822		1,832
Deposits
Personal	10,222		9,487
Banks			3
Business and government	21,345		15,783
Total deposits, other than trading	31,567		25,273
Obligations related to securities sold short	4,330		3,948
Obligations related to securities sold under repurchase agreements	43		64
Securitization liabilities at amortized cost	2,496		3,060
Insurance-related liabilities	937		926
Other liabilities	2,205		2,934
Total liabilities and equity	50,093		46,399
Off-balance sheet commitments
Total off-balance sheet commitments	26,966		24,252
Over 1 year to 2 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	25,691		22,423
Over 1 year to 2 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	902		881
Over 1 year to 2 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	366		224
Over 1 year to 2 years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	7		724
Later than two years and not later than five years [member]
ASSETS
Trading loans, securities, and other	25,772		22,611
Non-trading financial assets at fair value through profit or loss	841
Derivatives	12,436		13,500
Financial assets designated at fair value through profit or loss	1,532		1,059
Financial assets at fair value through other comprehensive income	57,922
Available-for-sale securities			72,964
Debt securities at amortized cost, net of allowance for credit losses	34,032
Held-to-maturity securities			22,697
Securities purchased under reverse repurchase agreements			8
Loans
Residential mortgages	113,852		109,260
Consumer instalment and other personal	56,632		44,850
Business and government	67,922		59,870
Debt securities classified as loans			248
Total loans	238,406		214,228
Loans, net of allowance for loan losses	238,406		214,228
Other assets	301		298
Total assets	371,242		347,365
LIABILITIES
Trading deposits	3,260		1,469
Derivatives	9,282		11,111
Securitization liabilities at fair value	6,719		5,966
Deposits
Personal	9,876		10,162
Banks	3
Business and government	54,780		43,465
Total deposits, other than trading	64,659		53,627
Obligations related to securities sold short	13,771		11,677
Obligations related to securities sold under repurchase agreements	27		44
Securitization liabilities at amortized cost	6,232		6,287
Insurance-related liabilities	1,624		1,738
Other liabilities	2,308		1,557
Total liabilities and equity	107,882		93,476
Off-balance sheet commitments
Total off-balance sheet commitments	104,357		87,616
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	101,120		85,183
Later than two years and not later than five years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,188		2,115
Later than two years and not later than five years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	641		318
Later than two years and not later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	408
Over 5 years [member]
ASSETS
Trading loans, securities, and other	25,895		17,669
Non-trading financial assets at fair value through profit or loss	848
Derivatives	9,952		11,751
Financial assets designated at fair value through profit or loss	796		897
Financial assets at fair value through other comprehensive income	31,936
Available-for-sale securities			42,083
Debt securities at amortized cost, net of allowance for credit losses	50,990
Held-to-maturity securities			27,788
Loans
Residential mortgages	35,293		34,778
Consumer instalment and other personal	26,321		25,651
Business and government	59,251		59,107
Debt securities classified as loans			2,897
Total loans	120,865		122,433
Loans, net of allowance for loan losses	120,865		122,433
Other assets	90		140
Total assets	241,372		222,761
LIABILITIES
Trading deposits	1,005		711
Derivatives	9,003		11,930
Securitization liabilities at fair value	1,969		2,989
Deposits
Personal	38		65
Banks	8		11
Business and government	8,000		14,555
Total deposits, other than trading	8,046		14,631
Obligations related to securities sold short	11,474		11,921
Securitization liabilities at amortized cost	2,990		2,979
Insurance-related liabilities	903		1,097
Other liabilities	153		814
Subordinated notes and debentures	8,740		9,528
Total liabilities and equity	44,283		56,600
Off-balance sheet commitments
Total off-balance sheet commitments	7,391		6,733
Over 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,034		3,228
Over 5 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,229		3,505
Over 5 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	128
No specific maturity [member]
ASSETS
Interest-bearing deposits with banks	1,273		592
Trading loans, securities, and other	49,570		39,117
Non-trading financial assets at fair value through profit or loss	622
Financial assets designated at fair value through profit or loss			217
Financial assets at fair value through other comprehensive income	2,174
Available-for-sale securities			2,288
Debt securities at amortized cost, net of allowance for credit losses	(75)
Loans
Consumer instalment and other personal	62,245		61,251
Credit card	35,018		33,007
Business and government	21,533		15,917
Total loans	118,796		110,175
Allowance for loan losses	(3,549)		(3,783)
Loans, net of allowance for loan losses	115,247		106,392
Goodwill	16,536		16,156
Other intangibles	2,459		2,618
Land, buildings, equipment, and other depreciable assets	5,324		5,313
Deferred tax assets	2,812		2,497
Other assets	8,595		8,440
Total assets	212,982		191,414
Deposits
Personal	424,580		417,648
Banks	7,928		7,271
Business and government	206,465		195,840
Total deposits, other than trading	638,973		620,759
Obligations related to securities sold short	812		1,426
Insurance-related liabilities	1,755		1,660
Other liabilities	5,704		5,891
Equity	80,040		75,190
Total liabilities and equity	727,284		704,926
Off-balance sheet commitments
Total off-balance sheet commitments	2,663		2,325
No specific maturity [member] | TD Ameritrade [member]
Loans
Investment in TD Ameritrade	8,445		7,784
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 2,663		$ 2,325